UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/10

Check here if Amendment [ ]; Amendment Number:
                                               -----

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Redwood Investments, LLC
Address: One Gateway center, Suite 802
         Newton, MA 02458

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steven T. Flammey
Title:   CFO/Chief Compliance Officer
Phone:   (617) 467-3027

Signature, Place, and Date of Signing:


/S/ Steven T. Flammey           Newton, MA               5/13/2010
- -----------------------       -------------------      ---------
[Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reprting for this Manager:
	NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:        107

Form 13F Information Table Value Total:    473,750
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                 FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

APPLE INC                      COM              037833100    17635    75042 SH       SOLE                  18658        0    56384
ANALOG DEVICES                 COM              032654105     7592   263442 SH       SOLE                  77067        0   186375
ALEXION PHARMACEUTICALS INC    COM              015351109     1710    31443 SH       SOLE                  14827        0    16616
AFFIL MGRS GRP                 COM              008252108     1608    20350 SH       SOLE                   9632        0    10718
AMAZON.COM INC                 COM              023135106     6631    48841 SH       SOLE                  11213        0    37628
APACHE                         COM              037411105      233     2300 SH       SOLE                      0        0     2300
ANADARKO PETROLEUM CORP        COM              032511107     7843   107683 SH       SOLE                  37983        0    69700
ARCSIGHT                       COM              039666102     1249    44381 SH       SOLE                  20921        0    23460
ARUBA NETWORKS                 COM              043176106     2676   195889 SH       SOLE                  92629        0   103260
ASIAINFO HOLDINGS INC          COM              04518A104     2028    76580 SH       SOLE                  36132        0    40448
ATHEROS COMMUNICATIONS INC     COM              04743P108     1809    46735 SH       SOLE                  22074        0    24661
ACUITY BRANDS                  COM              00508Y102     1941    45979 SH       SOLE                  21719        0    24260
BAXTER INTERNATIONAL INC       COM              071813109     7953   136649 SH       SOLE                  38281        0    98368
BED BATH & BEYOND              COM              075896100     6761   154510 SH       SOLE                  23821        0   130689
BLUE COAT SYSTEMS              COM              09534T508     2273    73214 SH       SOLE                  34602        0    38612
BIG LOTS INC                   COM              089302103     1970    54082 SH       SOLE                  25432        0    28650
BLACKROCK INC                  COM              09247X101     7065    32443 SH       SOLE                  10063        0    22380
BRISTOL-MYERS SQUIBB CO        COM              110122108     1668    62477 SH       SOLE                  44072        0    18405
BROADCOM CORP                  COM              111320107     8038   242107 SH       SOLE                  67748        0   174359
BUCYRUS INTL INC A             COM              118759109     9795   148435 SH       SOLE                  45782        0   102653
CAMERON INTERNATIONAL CORPOR T COM              13342B105     5290   123429 SH       SOLE                  19046        0   104383
COOPER INDUSTRIES A            COM              G24140108     1771    36944 SH       SOLE                  25856        0    11088
CELGENE CORP                   COM              151020104     5800    93607 SH       SOLE                  14302        0    79305
COLGATE-PALMOLIVE CO           COM              194162103     7522    88221 SH       SOLE                  25472        0    62749
CLIFFS NATURAL RESOURCES       COM              18683K101     6021    84867 SH       SOLE                  14604        0    70263
CHIPOTLE MEXICAN GRILL INC     COM              169656105     1938    17201 SH       SOLE                   8135        0     9066
COVIDIEN LTD                   COM              G2554F105     3653    72648 SH       SOLE                  19879        0    52769
CARRIZO OIL & GAS INC          COM              144577103     1730    75372 SH       SOLE                  35646        0    39726
CISCO SYSTEMS INC              COM              17275R102    10502   403444 SH       SOLE                 103234        0   300210
CYTEC INDUSTRIES               COM              232820100     1294    27677 SH       SOLE                  13059        0    14618
DEERE & COMPANY                COM              244199105     8245   138662 SH       SOLE                  36513        0   102149
DOLLAR FINANCIAL               COM              256664103     1576    65517 SH       SOLE                  31064        0    34453
DOLLAR TREE INC                COM              256746108     2290    38664 SH       SOLE                  16829        0    21835
DIAMOND FOODS INC              COM              252603105     1786    42484 SH       SOLE                  20048        0    22436
DENDREON                       COM              24823Q107     1558    42731 SH       SOLE                  10208        0    32523
EMC                            COM              268648102     1699    94186 SH       SOLE                  65857        0    28329
EMERSON ELECTRIC               COM              291011104     4840    96139 SH       SOLE                  14794        0    81345
EMERGENCY MEDICAL SERVICES     COM              29100P102     4411    78004 SH       SOLE                  22631        0    55373
EOG RESOURCES                  COM              26875P101     1866    20081 SH       SOLE                  14184        0     5897
EQUINIX INC                    COM              29444U502     1453    14922 SH       SOLE                   7053        0     7869
EXPRESS SCRIPTS INC            COM              302182100    10061    98871 SH       SOLE                  28585        0    70286
EATON                          COM              278058102     1386    18289 SH       SOLE                  12764        0     5525
FORD MOTOR                     COM              345370860     2326   185012 SH       SOLE                 130991        0    54021
FREEPORT MCMORAN COPPER & GO D COM              35671D857    11218   134286 SH       SOLE                  38380        0    95906
FEDEX                          COM              31428X106     1683    18016 SH       SOLE                  14456        0     3560
FLOWSERVE CORP                 COM              34354P105     7330    66474 SH       SOLE                  10234        0    56240
FINISAR                        COM              31787A507     2642   168822 SH       SOLE                  79554        0    89268
GILEAD SCIENCES INC            COM              375558103     8772   192923 SH       SOLE                  53383        0   139540
GENERAL MILLS INC              COM              370334104     8719   123172 SH       SOLE                  34641        0    88531
GENTEX                         COM              371901109     4874   250970 SH       SOLE                  66463        0   184507
GOOGLE INC                     COM              38259P508    11538    20345 SH       SOLE                   4886        0    15459
GAP INC                        COM              364760108     1946    84226 SH       SOLE                  59092        0    25134
GOLDMAN SACHS GROUP INC        COM              38141G104     1543     9040 SH       SOLE                   6411        0     2629
GENOPTIX INC                   COM              37243V100     1991    56109 SH       SOLE                  26524        0    29585
HALLIBURTON                    COM              406216101     1906    63245 SH       SOLE                  44470        0    18775
HOME DEPOT INC                 COM              437076102     8476   262023 SH       SOLE                  75365        0   186658
HUMAN GENOME SCIENCE           COM              444903108      442    14634 SH       SOLE                   6900        0     7734
HMS HLDGS CORP                 COM              40425J101     1705    33438 SH       SOLE                  15888        0    17550
HELMERICH & PAYNE INC          COM              423452101     1021    26808 SH       SOLE                  12658        0    14150
HEWLETT PACKARD CO             COM              428236103      273     5140 SH       SOLE                   5065        0       75
INSITUFORM TECH                COM              457667103     1224    45984 SH       SOLE                  21697        0    24287
IPC THE HOSPITALIST            COM              44984A105     1348    38380 SH       SOLE                  18164        0    20216
ISILON SYSTEMS                 COM              46432L104      843    98018 SH       SOLE                  46240        0    51778
J CREW GROUP                   COM              46612H402     2115    46071 SH       SOLE                  21765        0    24306
JEFFERIES GROUP                COM              472319102     5845   246935 SH       SOLE                  81536        0   165399
JUNIPER NETWORKS               COM              48203R104     9436   307567 SH       SOLE                  47422        0   260145
JPMORGAN CHASE & CO            COM              46625H100     2588    57828 SH       SOLE                  41563        0    16265
KINETIC CONCEPTS               COM              49460W208     4475    93594 SH       SOLE                  20660        0    72934
KANSAS CITY SOUTHERN           COM              485170302     1249    34519 SH       SOLE                  16287        0    18232
LUBRIZOL                       COM              549271104    10271   111979 SH       SOLE                  31124        0    80855
MASTERCARD INC                 COM              57636Q104     6639    26136 SH       SOLE                   7332        0    18804
MCDONALDS CORP                 COM              580135101     9111   136551 SH       SOLE                  42299        0    94252
MEDTRONIC INC                  COM              585055106     6165   136915 SH       SOLE                  25398        0   111517
MAGNA INTERNATIONAL            COM              559222401     2019    32642 SH       SOLE                  23004        0     9638
MARVELL TECHNOLOGY GROUP       COM              G5876H105     7045   344983 SH       SOLE                  53280        0   291703
MICROSOFT CORP                 COM              594918104    16604   566914 SH       SOLE                 138749        0   428165
NORDSON                        COM              655663102      791    11645 SH       SOLE                   5453        0     6192
NETLOGIC MICROSYSTEMS INC      COM              64118B100     1772    60224 SH       SOLE                  28456        0    31768
NATIONAL OIL WELL VARCO        COM              637071101     7951   195938 SH       SOLE                  57897        0   138041
NETAPP                         COM              64110D104     7393   227209 SH       SOLE                  34994        0   192215
ORACLE CORP                    COM              68389X105    10598   412221 SH       SOLE                 103865        0   308356
OCCIDENTAL PETROLEUM           COM              674599105     2101    24854 SH       SOLE                  17618        0     7236
PRICELINE.COM                  COM              741503403     4358    17092 SH       SOLE                   2651        0    14441
PEETS COFFEE & TEA             COM              705560100     1670    42120 SH       SOLE                  19916        0    22204
PEGASYSTEMS INC                COM              705573103     1837    49646 SH       SOLE                  23429        0    26217
PLEXUS                         COM              729132100     1260    34962 SH       SOLE                  16503        0    18459
QLOGIC                         COM              747277101     8030   395564 SH       SOLE                  80380        0   315184
ROVI CORP                      COM              779376102     1454    39149 SH       SOLE                  18516        0    20633
SIGNATURE BANK                 COM              82669G104     1768    47725 SH       SOLE                  22484        0    25241
STARBUCKS                      COM              855244109     8242   339614 SH       SOLE                  92079        0   247535
STIFEL FINL CORP               COM              860630102     1896    35283 SH       SOLE                  16619        0    18664
SHERWIN WILLIAMS CO            COM              824348106      203     3000 SH       SOLE                   3000        0        0
SCHWEITZER-MAUDUIT             COM              808541106     1051    22088 SH       SOLE                  10455        0    11633
SOUTHWESTERN ENERGY            COM              845467109     3772    92628 SH       SOLE                  14284        0    78344
SXC HEALTH SOLUTIONS           COM              78505P100     2756    40962 SH       SOLE                  19364        0    21598
TIFFANY                        COM              886547108     1927    40576 SH       SOLE                  19097        0    21479
TJX COS INC                    COM              872540109     9502   223473 SH       SOLE                  63932        0   159541
UPS                            COM              911312106     5001    77637 SH       SOLE                  11406        0    66231
URBAN OUTFITTERS               COM              917047102     2296    60318 SH       SOLE                  28508        0    31810
VALIENT PHARMA                 COM              91911X104     7153   166698 SH       SOLE                  40460        0   126238
WELLS FARGO & CO               COM              949746101     8833   283829 SH       SOLE                  86037        0   197792
WALTER ENERGY INC              COM              93317Q105     2398    25990 SH       SOLE                  12278        0    13712
WAL-MART STORES INC            COM              931142103     9759   175522 SH       SOLE                  44403        0   131119
WILLIAMS-SONOMA                COM              969904101     2232    84897 SH       SOLE                  40214        0    44683
UNITED STATES STEEL CORP       COM              912909108     1764    27773 SH       SOLE                  19365        0     8408
EXCO RES INC                   COM              269279402     1873   101924 SH       SOLE                  48184        0    53740
EXXON MOBIL CORP               COM              30231G102     1557    23239 SH       SOLE                  23239        0        0